Accounts Receivable, textual (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Contract for Hull No J0131 dwt
Contract Cancellation [Line Items]
Other Receivables	$ 31,800	$ 31,800	$ 31,800
Vessel Capacity			180,000
Vessel Purchase Price			53,000
Installments Paid For Vessel Consruction			31,800
Accrued Interest Earned Related To Asset Puchase Cancellations			4,153
Capitalized expense			887
Legal expense			$ 78
Interest rate percentage on advances paid			5.00%